Provision for Income Taxes Reconciliation of Unrecognized Tax Benefits Table (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 66	$ 58
Additions based on tax positions related to the current year	11	4
Additions for tax positions of prior years	12	18
Reductions for tax positions of prior years	0	(2)
Settlement with taxing authorities	0	(12)
Balance at end of period	$ 89	$ 66